Other Assets and Other Liabilities - Other Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Mar. 31, 2023		Mar. 31, 2022
Other Liabilities Disclosure [Abstract]
Interest commitments		$ 13,499		$ 9,879
Deferred tax liability (Note 15)		0		1,072
Other		1,123		1,408
Total Other liabilities	$ 16,979	$ 14,622	[1]	$ 12,359

[1]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4. Such adjustments are unaudited.